Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Employee Benefits Provisions

	31 December	31 December
	2024	2023
Retirement pay liability provision	2,402,432	2,432,042
Unused vacation provision	629,646	531,080
	3,032,078	2,963,122

Summary of Movement in Provision for Retirement Pay Liability

Movements in provision for retirement pay liability are as follows:

	2024	2023
Balance at 1 January	2,432,042	3,784,363
Service cost	493,885	511,033
Past service cost	-	3,354
Remeasurements	176,940	216,218
Interest expense	532,145	235,215
Benefit payments	(408,583)	(814,327)
Inflation adjustment	(823,997)	(1,503,814)
Balance at 31 December	2,402,432	2,432,042

Summary of Sensitivity of Provision for Retirement Pay Liability to Changes in the Significant Actuarial Assumptions

The sensitivity of provision for retirement pay liability to changes in the significant actuarial assumptions is:

31 December 2024	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.2)%	17.2%	6.6%	(22.7)%
Impact on provision for defined benefit plans	(341,145)	412,978	158,561	(545,352)

31 December 2023	Interest Rate		Inflation Rate
Sensitivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.1)%	17.0%	17.2%	(14.4)%
Impact on provision for defined benefit plans	(342,918)	413,204	419,284	(350,214)